Net finance expense - Net Finance Expense Recognized Directly in Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Foreign currency translation differences for foreign operations	$ (112)	$ (157)	[1]	$ 448	[1]
Other comprehensive income, net of tax, cash flow hedges	(1,885)	(2,698)	[1]	0	[1]
Other comprehensive income (expense), net of tax	(3,940)	(3,194)	[1]	995	[1]
Translation Reserve and Hedging Reserve
Other comprehensive income (expense), net of tax	(1,997)	(2,855)		448
Translation reserve
Other comprehensive income (expense), net of tax	(112)	(157)		448
Hedging reserve
Other comprehensive income (expense), net of tax	$ (1,885)	$ (2,698)		$ 0

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.